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   As filed with the U.S. Securities and Exchange Commission on July 15, 2004
                           Registration No. 333-55172

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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-6

                          REGISTRATION STATEMENT UNDER
                        THE SECURITIES ACT OF 1933 [ ]
                      POST-EFFECTIVE AMENDMENT NO. 9 [X]

                                   ----------

                       JOHN HANCOCK VARIABLE LIFE ACCOUNT S
                              (Exact name of trust)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               (Name of depositor)

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 27 [X]
                        (Check Appropriate Box or Boxes)

                       JOHN HANCOCK VARIABLE LIFE ACCOUNTS
                           (Exact Name of Registrant)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               JOHN HANCOCK PLACE
                 INSURANCE & SEPARATE ACCOUNTS DIV. - LAW SECTOR
                           BOSTON, MASSACHUSETTS 02117
          (Complete address of depositor's principal executive offices)

                                   ----------

                             RONALD J. BOCAGE, ESQ.
                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                 INSURANCE & SEPARATE ACCOUNTS DIV. - LAW SECTOR
                        JOHN HANCOCK PLACE, BOSTON 02117
                (Name and complete address of agent for service)

                                   ----------

                                    Copy to:
                            THOMAS C. LAUERMAN, Esq.
                                 Foley & Lardner
                               3000 K Street, N.W.
                             Washington, D.C. 20007

                                   ----------

It is proposed that this filing become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

     [ ]  on May 1, 2004 pursuant to paragraph (b) of Rule 485

     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485. If appropriate check the following box

If appropriate check the following box

     [X] this post-effective amendment delays effectiveness for a previously filed amendment

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of securities under the Securities Act of 1933.

Registrant's Prospectus, Statement of Additional Information and Part C are hereby incorporated by reference to PEA No. 8, (Accession Number
0001193125-04-083411), filed with the Commission on May 10, 2004.

The sole purpose of this filing is to delay the effectiveness to Post-Effective Amendment No. 8, filed on May 10, 2004.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, Registrant has caused this amendment to the registration statement to be signed on its behalf, in the City of Boston and the Commonwealth of Massachusetts, on July 15, 2004.

                       John Hancock Variable Life Account S
                                  (Registrant)

                By: John Hancock Variable Life Insurance Company


                           By: /s/ Michele G. Van Leer
                               -----------------------------
                               Michele G. Van Leer
                               President and Vice Chairman

                  John Hancock Variable Life Insurance Company
                                   (Depositor)


                           By: /s/ Michele G. Van Leer
                               -----------------------------
                               Michele G. Van Leer
                               President and Vice Chairman


Attest: /s/ Peter Scavongelli
        ---------------------------
        Peter Scavongelli
        Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Variable Life Insurance Company and on the dates indicated.


          /s/ PATRICK GILL                                   July 15, 2004
          -------------------------------
          Patrick Gill
          Assistant Controller
             (Principal Accounting Officer)


          /s/ PETER COPESTAKE                                July 15, 2004
          -------------------------------
          Peter Copestake
          Treasurer
             (Principal Financial Officer)


          /s/ MICHELE G. VAN LEER                            July 15, 2004
          -------------------------------
          Michele G. Van Leer
          Vice Chairman of the Board and President
             (Acting Principal Executive Officer)

          Signing for herself and as Attorney-In-Fact for:

          Ronald J. Bocage                                   Director
          Barbara L. Luddy                                   Director
          Dec Mullarkey                                      Director
          Daniel L. Ouellette                                Director
          Robert R. Reitano                                  Director
          Paul Strong                                        Director

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